Consolidated Statements of Cash Flows (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Transaction costs	$ 0	$ 0
Repayments	45	0
The 2027 notes [member]
Statement Line Items [Line Items]
Transaction costs	722
Ordinary shares [member]
Statement Line Items [Line Items]
Transaction costs	$ 180	$ 1,582